Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill, Net [Abstract]
Schedule of Goodwill, Net
Amount
RMB
Balance as of January 1, 2022	—
Additions	454
Balance as of December 31, 2022	454
Impairment loss	(454)
Balance as of December 31, 2023	—